SIGNIFICANT ACCOUNTING POLICES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Accounting Policies [line items]
Conversion factors related to inferred resources	100.00%
San Jose M&I Property [member]
Disclosure Of Significant Accounting Policies [line items]
Conversion factors related to inferred resources	90.00%
Percentage of inferred resources	35.00%	35.00%
Caylloma M&I Property [member]
Disclosure Of Significant Accounting Policies [line items]
Conversion factors related to inferred resources	80.00%
Percentage of inferred resources	31.00%	52.00%
Yaramoko Mine [member]
Disclosure Of Significant Accounting Policies [line items]
Percentage of inferred resources	11.00%
Restricted Share Units [member]
Disclosure Of Significant Accounting Policies [line items]
vesting period	3 years
Performance Share Units [member]
Disclosure Of Significant Accounting Policies [line items]
vesting period	3 years